Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	March 31, 2024	December 31, 2023
Assets:
Certificate of deposit	2	$20,000	$20,000

Liabilities:
Warrant liability	2	$32,017	$—

Earnout liability	3	$1,060,000	$—

Derivative liability	3	$2,137,800	$—

Fair Value Measurement Inputs and Valuation Techniques
Significant assumptions used in the valuation of the fair value of the earnout liability as of issuance on March 4, 2024 and as of March 31, 2024 were as follows:

	March 4, 2024	March 31, 2024
Fair value of common stock	$3.53	$1.06
Volatility of revenue	26.0%	26.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	4.5%	4.5%
Risk premium	2.5%	2.5%
Cost of debt	15.5%	15.5%
Credit risk spread	11.0%	11.0%
Equity volatility	130.0%	130.0%
Significant assumptions used in the valuation of the fair value of the derivative liability as of issuance on March 4, 2024 and as of March 31, 2024 were as follows:

	March 4, 2024	March 31, 2024
Fair value of common stock	$3.53	$1.06
Term in years	1.25	1.18
Volatility	130.0%	130.0%
Risk-free rate	4.9%	5.0%
Debt discount	30.0%	30.0%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The activity for the fair value of the warrant liability during the three months ended March 31, 2024 was as follows:

Warrant Liability
Beginning balance, January 1, 2024	$—
Net liabilities assumed from GigCapital5	8,894
Change in fair value	23,123

Ending balance, March 31, 2024	$32,017

The activity for the fair value of the earnout liability for the three months ended March 31, 2024 was as follows:

Earnout Liability
Beginning balance, January 1, 2024	$—
Change in fair value	1,060,000

Ending balance, March 31, 2024	$1,060,000

The activity for the fair value of the derivative liability during the three months ended March 31, 2024 was as follows:

Derivative Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	5,120,900
Change in fair value	(2,983,100)

Ending balance, March 31, 2024	$2,137,800

GIGCAPITAL5 INC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$—	$41,561,656

Liabilities:
Warrant liability	2	$7,950	$31,800

Note payable to related party at fair value	3	$1,506,389	$257,492

Schedule of Estimated Fair Value of Working Capital Note
The Working Capital Note was valued using a combination of the Black-Scholes option pricing model and present value method, which is considered to be a Level 3 fair value measurement. The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs at issuance for advances made under the Working Capital Note during the year ended December 31, 2023 and as of December 31, 2023 and 2022 for all advances made under the Working Capital Note:

Assumptions	At Issuance	As of December 31, 2023	As of December 31, 2022
Expected term	0.7 - 0.8	0.7	0.9
Volatility	65%	65.0%	65.0%
Risk free rate	4.5% - 5.5%	5.1%	4.7%
Discount rate	9.7% - 25.8%	11.3%	24.4% - 29.4%
Probability of conversion	25.0% - 55.0%	25.0%	65.0%

Schedule of Change in Fair Value of Warrant Liability and Working Capital Note
The following table presents information about the change in fair value of the Company’s Level 3 Working Capital Note during the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Fair value - beginning of period	$257,492	$—
Additions	1,240,000	260,000
Change in fair value	8,897	(2,508)

Fair value - end of period	$1,506,389	$257,492